Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

We do not currently grant stock options. Currently, we grant RSUs and PSUs. Annual equity awards consisting of RSUs and PSUs are generally granted to NEOs during the first quarter of each year at a regularly scheduled compensation committee meeting. Dates for compensation committee meetings are usually set during the prior year, and the timing of meetings and awards is unrelated to the release of material non-public information. We also do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	We do not currently grant stock options. Currently, we grant RSUs and PSUs. Annual equity awards consisting of RSUs and PSUs are generally granted to NEOs during the first quarter of each year at a regularly scheduled compensation committee meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Dates for compensation committee meetings are usually set during the prior year, and the timing of meetings and awards is unrelated to the release of material non-public information. We also do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false